Commitments And Contingencies (Other Loss Contingencies) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
Jun. 30, 2013
Supply Agreement Member [Member]
Loss Contingencies [Line Items]
Benefit recognized in direct operating	$ 11.4
Indemnification Agreement [Member]
Loss Contingencies [Line Items]
Maximum range of potential loss	$ 10.4